Fair Values of Pension Plan Assets by Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 3,096,616	$ 2,700,050
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	65,170	92,718
Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	366,692	336,676
Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	223,764	245,460
Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	191,266	188,859
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	108,212	120,103
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	334,370	337,374
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	57,109	222,147
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	826,654	661,622
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	587,023	392,398
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	302,913	126,837
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	33,443	(24,144)
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,166,016	1,353,192
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	64,208	92,718
Quoted Prices In Active Markets (Level 1) | Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	366,692	336,676
Quoted Prices In Active Markets (Level 1) | Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	223,764	245,460
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	80,959	58,038
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	57,278	64,681
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	333,695	336,747
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	32,926	218,208
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	2,743
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	2,979
Quoted Prices In Active Markets (Level 1) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	772	664
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,930,600	1,346,858
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	962	0
Significant Other Observable Inputs (Level 2) | Equity Securities [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	110,307	130,821
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	50,934	55,422
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	675	627
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	24,183	3,939
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	823,911	661,622
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	584,044	392,398
Significant Other Observable Inputs (Level 2) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	302,913	126,837
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 32,671	$ (24,808)